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February 14, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

The Huntington Funds (the “Trust”)

Registration Statement on Form N-1A

File No. 33-11905

CIK - 0000810695

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A. The purpose of this filing is to register Class A and Trust shares of the following new Portfolio of the Trust: Huntington World Income Fund.

This filing also contains appropriate exhibits.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1207. Kindly return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ David C. Mahaffey
David C. Mahaffey

Enclosures

cc:	David R. Carson
R. Jeffrey Young
John C. Swhear